Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 174,223	$ 66,484
Restricted cash	3,153	1,420	$ 700
Marketable securities	3,642	836	19,231
Marketable securities pledged to creditors	7,323	8,392
Trade accounts receivable, net	63,245	53,982
Related party receivables	15,581	7,895
Other receivables	25,468	17,068
Inventories	66,664	68,765
Voyages in progress	71,339	59,437
Prepaid expenses and accrued income	11,167	7,804
Current portion of investment in finance lease	157	10,803
Other current assets	6,526	5,359
Total current assets	448,488	308,245
Long-term assets
Newbuildings	46,068	52,254	79,602
Vessels and equipment, net	2,579,905	2,476,755
Vessels and equipment under finance lease, net	418,390	90,676
Right-of-use assets under operating leases	12,058	0
Investment in finance lease	10,822	10,979
Goodwill	112,452	112,452	112,452
Derivative instruments receivable	148	7,641
Investment in associated company	4,927	6,246
Prepaid consideration	55,287	0
Other long-term assets	9,273	12,593
Total assets	3,697,818	3,077,841
Current liabilities
Short-term debt and current portion of long-term debt	438,962	120,479
Current portion of obligations under finance leases	283,463	11,854
Current portion of obligations under operating lease	4,916	0
Related party payables	20,186	18,738
Trade accounts payable	13,042	22,212
Accrued expenses	75,745	37,031
Derivative instruments payable	4,264	0
Other current liabilities	7,545	3,904
Total current liabilities	848,123	214,218
Long-term liabilities
Long-term debt	1,254,417	1,610,293
Obligations under finance leases	76,447	87,930
Obligations under operating lease	7,561	0
Other long-term liabilities	1,062	1,183
Total liabilities	2,187,610	1,913,624
Commitments and contingencies
Equity
Share capital (196,894,321 shares. 2018: 169,821,192 shares. All shares are issued and outstanding at par value $1.00 per share)	196,894	169,821
Additional paid in capital	397,210	198,497
Contributed surplus	1,070,688	1,090,376
Accumulated other comprehensive income	330	224
Retained deficit	(155,146)	(295,118)
Total equity attributable to the Company	1,509,976	1,163,800
Non-controlling interest	232	417
Total equity	1,510,208	1,164,217	$ 1,187,629
Total liabilities and equity	$ 3,697,818	$ 3,077,841